Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Victory Portfolios
Prospectus Date	rr_ProspectusDate	Nov. 01, 2024
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Victory Fund for Income Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Victory Fund for Income (the “Fund”) seeks to provide a high level of current income consistent with preservation of shareholders' capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 25 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover generally will indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.Applies to shares sold within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	The following example makes the same assumptions as the example above, except that it assumes you do not sell your Class C shares at the end of the period.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Adviser pursues the Fund’s investment objective by investing primarily in securities issued by the U.S. government and its agencies or instrumentalities.Under normal circumstances, the Fund primarily invests in:◼Mortgage-backed obligations and collateralized mortgage obligations (“CMOs”) issued by the Government National Mortgage Association (“GNMA”), with an average effective maturity ranging from 2 to 10 years.◼Obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities with a dollar-weighted average maturity normally less than 5 years.The goal of the Fund’s strategy is to provide high, reliable income by investing in securities backed 100% by the full faith and credit of the U.S. government. Portfolio construction consists of three factor-driven layers: (1) top-down, macro-economic; (2) mid-level, relative value; and (3) bottom-up, borrower characteristics. The greatest emphasis will generally be on the bottom-up factor, but the relative weightings of the three layers can and will vary over time, as each factor is reflective of the broad economic environment. The Adviser's sell discipline is driven by actual borrower prepayments, where bonds that exhibit either erratic or consistently fast prepayment speeds are sold first.The Fund may purchase or sell securities on a when-issued, to-be-announced or delayed delivery basis.The Fund’s average effective maturity is based on the value of a Fund's investments in securities with different maturity dates. This measures the sensitivity of the Fund to changes in interest rates. The value of a long-term debt security is more sensitive to interest rate changes than the value of a short-term security.There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock	The Fund’s investments are subject to the following principal risks:You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. The Bloomberg U.S. Aggregate Bond Index serves as the Fund's regulatory broad-based securities market index. We assume reinvestment of dividends and distributions.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vcm.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Class R Shares(The annual return in the bar chart is for the Fund’s oldest class of shares, Class R shares.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:ReturnsQuarter endedHighest Quarter2.96%March 31, 2020Lowest Quarter-2.98%March 31, 2022Year-to-date return4.20%September 30, 2024
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the Periods Ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
1 Year	rr_AverageAnnualReturnYear01	4.39%
5 Years	rr_AverageAnnualReturnYear05	1.18%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	1.13%
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income | Debt Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk —Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income | Prepayment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk — The amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of asset-backed or mortgage-related securities may be reinvested at lower interest rates.
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income | General Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income | Mortgage and Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage- and Asset-Backed Securities Risk — During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income | US Government Agency Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Agency Obligations Risk — A U.S. government agency or instrumentality may default on its obligation and the U.S. government may not provide support. Some securities issued by certain U.S. government instrumentalities are supported only by the credit of those instrumentalities.
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income | When Issued TBA and Delayed Delivery Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	When-Issued, TBA and Delayed Delivery Risk — The market value of a security issued on a when-issued, to-be-announced or delayed-delivery basis may change before the delivery date, which may adversely impact the Fund’s net asset value. There is also the risk that a party fails to deliver the security on time or at all.
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that investment, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less-liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund. Over recent years, the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed-income funds may be higher than normal due to the increased supply in the market that would result from selling activity.
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income | Large Shareholder Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax, and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[2]
1 Year	rr_ExpenseExampleYear01	$ 316
3 Years	rr_ExpenseExampleYear03	521
5 Years	rr_ExpenseExampleYear05	744
10 Years	rr_ExpenseExampleYear10	$ 1,383
1 Year	rr_AverageAnnualReturnYear01	1.69%
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	0.68%
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.71%	[2]
1 Year	rr_ExpenseExampleYear01	$ 274
3 Years	rr_ExpenseExampleYear03	633
5 Years	rr_ExpenseExampleYear05	1,118
10 Years	rr_ExpenseExampleYear10	2,153
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	633
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,118
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,153
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.22%)
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	0.28%	[4]
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.64%	[2]
1 Year	rr_ExpenseExampleYear01	$ 65
3 Years	rr_ExpenseExampleYear03	220
5 Years	rr_ExpenseExampleYear05	388
10 Years	rr_ExpenseExampleYear10	$ 876
1 Year	rr_AverageAnnualReturnYear01	4.14%
5 Years	rr_AverageAnnualReturnYear05	0.85%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	1.18%
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[2]
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	314
5 Years	rr_ExpenseExampleYear05	553
10 Years	rr_ExpenseExampleYear10	$ 1,238
2014	rr_AnnualReturn2014	2.34%
2015	rr_AnnualReturn2015	1.32%
2016	rr_AnnualReturn2016	0.99%
2017	rr_AnnualReturn2017	0.40%
2018	rr_AnnualReturn2018	0.97%
2019	rr_AnnualReturn2019	3.85%
2020	rr_AnnualReturn2020	2.78%
Annual Return 2021	rr_AnnualReturn2021	(1.77%)
Annual Return 2022	rr_AnnualReturn2022	(5.47%)
Annual Return 2023	rr_AnnualReturn2023	4.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.98%)
1 Year	rr_AverageAnnualReturnYear01	4.01%
5 Years	rr_AverageAnnualReturnYear05	0.61%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	0.91%
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.63%	[2]
1 Year	rr_ExpenseExampleYear01	$ 64
3 Years	rr_ExpenseExampleYear03	210
5 Years	rr_ExpenseExampleYear05	369
10 Years	rr_ExpenseExampleYear10	$ 831
1 Year	rr_AverageAnnualReturnYear01	4.15%
5 Years	rr_AverageAnnualReturnYear05	0.86%
Since Inception	rr_AverageAnnualReturnSinceInception	0.86%	[5]
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.71%	[2]
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	229
5 Years	rr_ExpenseExampleYear05	400
10 Years	rr_ExpenseExampleYear10	$ 894
1 Year	rr_AverageAnnualReturnYear01	4.07%
5 Years	rr_AverageAnnualReturnYear05	0.79%
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income | After Taxes on Distributions | Class R
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	(1.42%)
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	(1.19%)
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income | After Taxes on Distributions and Sale of Fund Shares | Class R
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.34%
5 Years	rr_AverageAnnualReturnYear05	(0.36%)
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	(0.19%)
Class A Class C Class I Class R Class R6 Class Y | Victory Fund for Income | Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.10%	[6]
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	1.81%	[6]

[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
[2]	Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.91%,1.71%, 0.64%, 0.91%, 0.63%, and 0.71% of the Fund's Class A, C, I, R, R6, and Y shares, respectively, through at least October 31, 2025. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
[3]	Applies to shares sold within 12 months of purchase.
[4]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.
[5]	Inception date of Class R6 shares is March 4, 2015.
[6]	Per new regulatory requirements, the Fund's regulatory broad-based securities market index is the Bloomberg U.S. Aggregate Bond Index, which represents the U.S. investment-grade bond market.